Wireless Licenses, Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2012
Wireless Licenses, Goodwill and Other Intangible Assets

Note 3

Wireless Licenses, Goodwill and Other Intangible Assets

Wireless Licenses

Changes in the carrying amount of Wireless licenses are as follows:

(dollars in millions)
Balance at January 1, 2011	$72,996
Acquisitions (Note 2)	58
Capitalized interest on wireless licenses	196

Balance at December 31, 2011	$73,250
Acquisitions (Note 2)	4,544
Capitalized interest on wireless licenses	205
Reclassifications, adjustments and other	(255)

Balance at December 31, 2012	$77,744

Reclassifications, adjustments, and other includes the exchanges of wireless licenses in 2012. See Note 2 (“Acquisitions and Divestitures”) for additional details.

At December 31, 2012 and 2011, approximately $7.3 billion and $2.2 billion, respectively, of wireless licenses were under development for commercial service for which we were capitalizing interest costs.

The average remaining renewal period of our wireless license portfolio was 6.1 years as of December 31, 2012 (see Note 1, Goodwill and Other Intangible Assets – Intangible Assets Not Subject to Amortization).

Goodwill

Changes in the carrying amount of Goodwill are as follows:

	(dollars in millions)
	Verizon Wireless	Wireline	Total
Balance at January 1, 2011	$17,869	$4,119	$21,988
Acquisitions (Note 2)	94	1,275	1,369

Balance at December 31, 2011	$17,963	$5,394	$23,357
Acquisitions (Note 2)	209	551	760
Reclassifications, adjustments and other	–	22	22

Balance at December 31, 2012	$18,172	$5,967	$24,139

Other Intangible Assets

The following table displays the composition of Other intangible assets, net:

					(dollars in millions)
	2012			2011
At December 31,	Gross Amount	Accumulated Amortization	Net Amount	Gross Amount	Accumulated Amortization	Net Amount
Customer lists (6 to 13 years)	$3,556	$(2,338)	$1,218	$3,529	$(2,052)	$1,477
Non-network internal-use software (3 to 7 years)	10,415	(6,210)	4,205	9,536	(5,487)	4,049
Other (2 to 25 years)	802	(292)	510	561	(209)	352

Total	$14,773	$(8,840)	$5,933	$13,626	$(7,748)	$5,878

The amortization expense for Other intangible assets was as follows:

Years	(dollars in millions)
2012	$1,540
2011	1,505
2010	1,812

Estimated annual amortization expense for Other intangible assets is as follows:

Years	(dollars in millions)
2013	$1,633
2014	1,176
2015	988
2016	790
2017	593